Shareholder Report, Holdings (Details) - Langar Global HealthTech ETF	Dec. 31, 2025
Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Siemens Healthineers AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Insulet Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Sonova Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Medical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Medical Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Specialty & Generic Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%